Average Annual Total Returns - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 29, 2023
Fidelity SAI Small-Mid Cap 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.73%)
Past 5 years	7.23%
Since Inception	8.30%
Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.31%)
Past 5 years	2.05%
Since Inception	4.57%
Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.18%)
Past 5 years	5.75%
Since Inception	6.64%
IX280
Average Annual Return:
Past 1 year	(16.77%)
Past 5 years	7.26%
Since Inception	8.35%	[1]

[1]	AFrom August 12, 2015.